BALANCE SHEETS - USD ($)	Mar. 31, 2022	Mar. 31, 2021
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 0	$ 0
OTHER ASSETS
Cash and cash equivalents	1,387,978	1,940,668
Other assets	4,950	4,493
Assets	1,392,928	1,945,161
LIABILITIES
Accounts payable and accrued expenses	0	40
Accounts payable - affiliates	1,497,001	8,875,807
Capital contributions payable	101	101
Total Liabilities	1,497,102	8,875,948
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	157,291	(6,652,256)
General partner	(261,465)	(278,531)
Partners Capital	(104,174)	(6,930,787)
Liabilities and Stockholders' Equity	1,392,928	1,945,161
Series 47
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	261,375	1,054,904
Other assets	0	285
Assets	261,375	1,055,189
LIABILITIES
Accounts payable and accrued expenses	0	38
Accounts payable - affiliates	410,585	2,982,346
Capital contributions payable	0	0
Total Liabilities	410,585	2,982,384
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(72,129)	(1,845,669)
General partner	(77,081)	(81,526)
Partners Capital	(149,210)	(1,927,195)
Liabilities and Stockholders' Equity	261,375	1,055,189
Series 48
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	189,592	235,196
Other assets	0	111
Assets	189,592	235,307
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,052,284	1,689,776
Capital contributions payable	0	0
Total Liabilities	1,052,284	1,689,776
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(809,772)	(1,400,070)
General partner	(52,920)	(54,399)
Partners Capital	(862,692)	(1,454,469)
Liabilities and Stockholders' Equity	189,592	235,307
Series 49
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	937,011	650,568
Other assets	4,950	4,097
Assets	941,961	654,665
LIABILITIES
Accounts payable and accrued expenses	0	2
Accounts payable - affiliates	34,132	4,203,685
Capital contributions payable	101	101
Total Liabilities	34,233	4,203,788
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	1,039,192	(3,406,517)
General partner	(131,464)	(142,606)
Partners Capital	907,728	(3,549,123)
Liabilities and Stockholders' Equity	$ 941,961	$ 654,665